Note 6 - Accounts and Grants Receivable	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
6.	ACCOUNTS AND GRANTS RECEIVABLE

	December 31, 201 8	December 31, 2017
Trade receivable	$913,458	$947,911
Government grants receivable (Note 17)	-	22,556
	$913,458	$970,467

As at
December 31, 2018,
the Company had accounts receivable of
$148,500
(
2017
-
$252,093
) greater than
30
days overdue and
not
impaired.